SEGMENTS (Details 3) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Product Information [Line Items]
Net revenues	$ 5,686,000,000	$ 5,038,000,000	$ 11,316,000,000	$ 9,848,000,000
Branded CNS [Member]
Product Information [Line Items]
Net revenues	1,158,000,000	1,415,000,000	2,296,000,000	2,738,000,000
Branded Respiratory Products [Member]
Product Information [Line Items]
Net revenues	322,000,000	313,000,000	626,000,000	679,000,000
Branded Womens Health Products [Member]
Product Information [Line Items]
Net revenues	115,000,000	117,000,000	239,000,000	227,000,000
Branded Oncology Products [Member]
Product Information [Line Items]
Net revenues	280,000,000	334,000,000	550,000,000	602,000,000
Other Branded Products [Member]
Product Information [Line Items]
Net revenues	190,000,000	92,000,000	374,000,000	177,000,000
Branded C N S Copaxone [Member]
Product Information [Line Items]
Net revenues	1,023,000,000	1,141,000,000	1,993,000,000	2,147,000,000
Branded C N S Provigil [Member]
Product Information [Line Items]
Net revenues	11,000,000	16,000,000	22,000,000	27,000,000
Branded C N S Azilect [Member]
Product Information [Line Items]
Net revenues	34,000,000	108,000,000	94,000,000	221,000,000
Branded C N S Nuvigil [Member]
Product Information [Line Items]
Net revenues	14,000,000	51,000,000	31,000,000	154,000,000
Branded Respiratory Proair [Member]
Product Information [Line Items]
Net revenues	123,000,000	135,000,000	244,000,000	308,000,000
Branded Respiratory Qvar [Member]
Product Information [Line Items]
Net revenues	107,000,000	116,000,000	205,000,000	250,000,000
Branded Oncology Treanda and Bendeka [Member]
Product Information [Line Items]
Net revenues	163,000,000	207,000,000	320,000,000	362,000,000
Branded [Member]
Product Information [Line Items]
Net revenues	$ 2,065,000,000	$ 2,271,000,000	$ 4,085,000,000	$ 4,423,000,000